Securities - Summary of Classification of Securities (Detail) - CAD ($) $ in Millions		Jul. 31, 2024	Oct. 31, 2023
Schedule of Securities by Classification [Line Items]
Total FVTPL securities		$ 18,537	$ 16,733
Fair value through other comprehensive income (FVOCI) securities	[1]	81,456	62,819
Amortized cost securities	[2]	117,869	116,814
Investments in associates and joint ventures		1,653	1,461
Total		387,614	321,545
Related to securities held by insurance subsidiaries [member]
Schedule of Securities by Classification [Line Items]
Total FVTPL securities		11,854	10,003
Mandatorily measured at fair value [member]
Schedule of Securities by Classification [Line Items]
Total FVTPL securities		6,683	6,730
Trading securities [member]
Schedule of Securities by Classification [Line Items]
Trading securities	[3]	$ 168,099	$ 123,718

[1]	Amounts are net of ACL of $4 million ($3 million as at October 31, 2023).
[2]	Amounts are net of ACL of $3 million ($3 million as at October 31, 2023).
[3]	Trading securities include interests of $11,376 million as at July 31, 2024 ($3,346 million as at October 31, 2023) in Collateralized Mortgage Obligations (CMO). We receive CMO in return for our sales of Mortgage Backed Securities (MBS) to certain structured vehicles that we do not consolidate. When we subsequently sell these CMO to third parties, but do not transfer substantially all risks and rewards of ownership to the third-party investor, or we maintain an interest in the sold instrument, we retain these CMO on our Consolidated Balance Sheet. Refer to Note 7 of our annual consolidated financial statements for the year ended October 31, 2023 for further discussion on these vehicles.